Debt including Capital Lease Obligations - 7.875% Senior Secured Notes (Details) (7.875% Senior Secured Notes due 2021, USD $)	12 Months Ended			12 Months Ended									0 Months Ended
	Dec. 31, 2013 Senior notes	Feb. 28, 2013 Senior notes	Feb. 05, 2013 Senior notes	Dec. 31, 2013 Senior notes Redemption option using cash proceeds from equity offerings	Dec. 31, 2013 Senior notes On or before February 5, 2016, provided that no more than $42.5 million aggregate principal amount is redeemed each year	Dec. 31, 2013 Senior notes If redeemed during the 12-month period commencing February 1, 2016	Dec. 31, 2013 Senior notes If redeemed during the 12-month period commencing February 1, 2017	Dec. 31, 2013 Senior notes If redeemed during the 12-month period commencing February 1, 2018	Dec. 31, 2013 Senior notes If redeemed during the 12-month period commencing February 1, 2019 and thereafter	Dec. 31, 2013 Senior notes Redemption option upon change of control	Dec. 31, 2013 Senior notes Maximum	Dec. 31, 2013 Senior notes Maximum Redemption option using cash proceeds from equity offerings	Jan. 31, 2014 Senior notes Subsequent Event
Debt Instrument [Line Items]
Face amount of debt instrument		$ 425,000,000
Stated interest rate on debt instrument	7.875%	7.875%	7.875%
Debt issuance price as percentage of face value		99.274%
Effective interest rate		8.00%
Percentage of stock of domestic subsidiaries, subject to exception and lien	100.00%
Percentage of stock of foreign subsidiaries, subject to exception and lien											65.00%
Limit on lien on subsidiary stock as percentage of principal amount of debt instrument											20.00%
Redemption amount, percentage of principal amount												35.00%
Redemption price percentage				107.875%	103.00%	105.906%	103.938%	101.969%	100.00%	101.00%			103.00%
Percentage of original aggregate principal amount, minimum after each redemption				65.00%
Debt retired through a call for redemption													10,000,000
Call premiums and deferred financing fee write-offs related to debt retirement through a call for redemption													1,000,000
Maximum redemption per period					42,500,000.0
Threshold for acceleration of other debt agreements in event of default	30,000,000
Threshold for entry of non-appealable judgments	$ 30,000,000